Short-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 12.	Short-Term Debt

In 2014 and 2015, short-term debt consisted of bank loans with interest rates per annum that ranged from 0.32% to 0.45%, and cash, cash equivalents and marketable securities totaling $130,000 thousand and $180,000 thousand are pledged as collateral, respectively.

As of December 31, 2015, unused credit lines amounted to $217,153 thousand and will expire between February 2016 and November 2016. Among which, $23,000 thousand will expire in February 2016.